Change in Accounting Estimate (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Change in Accounting Estimate Disclosure [Text Block]
4. Change in Accounting Estimate

During the year 2011, the management performed extensive evaluation on the estimated useful life of all property, plant and equipment. The evaluation included the consideration of historical write-offs, improved efficiency and failure rates. The Company determined that the estimated useful life of headend facilities and motor vehicles were to be extended to eight years, while the estimated useful life of fiber infrastructure and electric appliances were to be extended to twenty years. This change in the useful life of property, plant and equipment was accounted as a change in accounting estimate beginning from January 1, 2011. This change had the effects of reducing depreciation and amortization expense and increasing net income in the results of operations for the year ended December 31, 2011 as follows:

Depreciation expense	$(6,902,372)
Net income	$6,902,372